Intangible assets - Significant estimates and judgments - fair value and impairment of registrations (Details) - GBP (£)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Intangible assets
Intangible assets and goodwill	£ 768,857,000	£ 799,640,000	£ 717,544,000
Cost / gross value
Intangible assets
Intangible assets and goodwill	1,207,745,000	1,217,426,000	1,073,505,000
Accumulated depreciation, amortization and impairment
Intangible assets
Intangible assets and goodwill	(438,888,000)	(417,786,000)	(355,961,000)
Registrations
Intangible assets
Intangible assets and goodwill	£ 338,762,000	369,508,000	290,520,000
Useful life of assets beyond one year after current year	4 years
Registrations | Less than 1 year
Intangible assets
Intangible assets and goodwill	£ 124,600,000
Registrations | Cost / gross value
Intangible assets
Intangible assets and goodwill	772,328,000	785,594,000	645,433,000
Registrations | Accumulated depreciation, amortization and impairment
Intangible assets
Intangible assets and goodwill	(433,566,000)	(416,086,000)	(354,913,000)
Other intangible assets
Intangible assets
Intangible assets and goodwill	8,642,000	8,679,000	5,571,000
Other intangible assets | Cost / gross value
Intangible assets
Intangible assets and goodwill	13,964,000	10,379,000	6,619,000
Other intangible assets | Cost / gross value | Internally generated
Intangible assets
Intangible assets and goodwill	1,979,000	1,412,000
Other intangible assets | Accumulated depreciation, amortization and impairment
Intangible assets
Intangible assets and goodwill	(5,322,000)	(1,700,000)	£ (1,048,000)
Other intangible assets | Accumulated depreciation, amortization and impairment | Internally generated
Intangible assets
Intangible assets and goodwill	£ (667,000)	£ (39,000)